FIFTH THIRD FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2005
    TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION
                    FUNDS CLASS A, B AND C SHARES PROSPECTUS,
                            DATED NOVEMBER 29, 2004.

     This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

SMALL CAP GROWTH FUND: The co-portfolio managers are Scott A. Billeadaeu and Martin E. Hargrave*.

MID CAP GROWTH FUND: The co-portfolio managers are Scott A. Billeadaeu and Martin E. Hargrave*.

LARGE CAP CORE FUND: The co-portfolio managers are Mark Koenig** and Michael P. Wayton***.

EQUITY INDEX FUND: The co-portfolio managers are Mark Koenig** and Michael P. Wayton***.

STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and Peter Kwiatkowski****.

* Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND and the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

** Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

*** Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

**** Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to FTAM's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                                                  SP-ABCALL 0105

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2005
  TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

     This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

SMALL CAP GROWTH FUND: The co-portfolio managers are Scott A. Billeadaeu and Martin E. Hargrave*.

MID CAP GROWTH FUND: The co-portfolio managers are Scott A. Billeadaeu and Martin E. Hargrave*.

EQUITY INDEX FUND: The co-portfolio managers are Mark Koenig** and Michael P. Wayton***.

STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and Peter Kwiatkowski****.

* Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND and the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

** Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

*** Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

**** Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to FTAM's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                 SP-ADV-ALL 0105

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2005
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                        INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

     This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

SMALL CAP GROWTH FUND: The co-portfolio managers are Scott A. Billeadaeu and Martin E. Hargrave*.

MID CAP GROWTH FUND: The co-portfolio managers are Scott A. Billeadaeu and Martin E. Hargrave*.

LARGE CAP CORE FUND: The co-portfolio managers are Mark Koenig** and Michael P. Wayton***.

EQUITY INDEX FUND: The co-portfolio managers are Mark Koenig** and Michael P. Wayton***.

STRATEGIC INCOME FUND: The co-portfolio managers are John B. Schmitz and Peter Kwiatkowski****.

* Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND and the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

** Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

*** Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

**** Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to FTAM's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                  SP-STBD-I 0105

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2005
                 TO THE EQUITY INDEX PREFERRED SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

     This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Mark Koenig* and Michael P. Wayton**.

* Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

** Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                 SP-EQI-PRE 0105

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2005
                  TO THE EQUITY INDEX SELECT SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

     This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Mark Koenig* and Michael P. Wayton**.

* Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

** Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                 SP-EQI-SEL 0105

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2005
                   TO THE EQUITY INDEX TRUST SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

     This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

     Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Mark Koenig* and Michael P. Wayton**.

* Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

** Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                 SP-EQI-TRT 0105